Post-employment benefits (Tables)	9 Months Ended
Jul. 31, 2021
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Summary of Defined Benefit Plan Expense
Defined benefit plan expense

	For the three months ended						For the nine months ended
$ millions	2021 Jul. 31	2021 Apr. 30	2020 Jul. 31	2021 Jul. 31	2021 Apr. 30	2020 Jul. 31	2021 Jul. 31	2020 Jul. 31	2021 Jul. 31	2020 Jul. 31
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$69	$70	$69	$2	$2	$3	$210	$207	$6	$10
Past service cost (1)	–	–	–	–	–	–	–	(32)	–	(1)
Net interest (income) expense	(4)	(4)	(2)	4	4	5	(12)	(7)	12	15
Special termination benefits (1)	–	–	–	–	–	–	–	9	–	–
Plan administration costs	2	2	2	–	–	–	6	6	–	–
Net defined benefit plan expense recognized in net income	$67	$68	$69	$6	$6	$8	$204	$183	$18	$24
(1)	Includes amounts related to the restructuring recognized in 2020.

Summary of Defined Contributions Plan Expense
Defined contribution plan expense

	For the three months ended			For the nine months ended
$ millions	2021 Jul. 31	2021 Apr. 30	2020 Jul. 31	2021 Jul. 31	2020 Jul. 31
Defined contribution pension plans	$8	$13	$9	$32	$26
Government pension plans (1)	35	38	34	109	106
Total defined contribution plan expense	$43	$51	$43	$141	$132
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Defined Benefit Plan Expense
Remeasurement of employee defined benefit plans
(1)

	For the three months ended						For the nine months ended
$ millions	2021 Jul. 31	2021 Apr. 30	2020 Jul. 31	2021 Jul. 31	2021 Apr. 30	2020 Jul. 31	2021 Jul. 31	2020 Jul. 31	2021 Jul. 31	2020 Jul. 31
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$(314)	$674	$(762)	$(18)	$37	$(49)	$420	$(703)	$22	$(48)
Net actuarial gains (losses) on plan assets	519	(267)	525	–	–	–	459	662	–	–
Changes in asset ceiling excluding interest income	(1)	–	1	–	–	–	(1)	(1)	–	–
Net remeasurement gains (losses) recognized in OCI	$204	$407	$(236)	$(18)	$37	$(49)	$878	$(42)	$22	$(48)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.